Notes And Trade Payables - Notes Payable and Trade Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Notes payables	$ 824	$ 366
Trade payables	38,055	52,892
Notes payable and trade payable	$ 38,879	$ 53,258